CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		125 Months Ended	128 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (958,753)	$ (478,519)	$ (3,344,478)	$ (1,561,245)	$ (17,891,777)	$ (18,850,530)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,271	6,042	14,737	28,303	120,844	123,115
Amortization of debt discount					108,000	108,000
Exchange differences on long term deposits	18,782	(21,230)	62,494	(30,791)	31,037	49,819
Stock based compensation	218,208	51,296	271,158	529,326	4,971,287	5,189,495
Common stock issued for services			107,860	227,569	1,155,956	1,155,956
Shares to be issued for services rendered		24,900				24,900
Gain on sale of investment				(1,033,004)	(1,033,004)	(1,033,004)
Impairment of investments					434,876	434,876
Impairment of available-for-sale securities			184,254	197,412	381,666	381,666
Imputed interest				3,782	23,559	23,559
Exchange of warrants	296,982					296,982
Changes in fair value of warrant liabilities	(44,699)		142,704		142,704	98,005
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(20,962)	(49,727)	(31,199)	(36,105)	(160,159)	(181,121)
Restricted cash				8	(16,000)	(16,000)
Accounts payable and accrued expenses	(309,870)	(16,920)	203,133	(17,290)	597,173	287,303
Liability of employee rights upon retirement	5,215	88	(2,489)	22,675	20,186	25,401
Provision for uncertain tax position			90,218	(36,484)	228,272	228,272
Total net cash used in operating activities	(792,826)	(484,070)	(2,301,608)	(1,705,844)	(10,885,380)	(11,073,790)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(2,129)	(2,180)	(125,612)	(125,612)
Purchase of short term deposits			(475,353)	(1,700,382)	(5,903,735)	(5,903,735)
Proceeds from sale of short term deposits	454,381		1,800,000		5,428,000	5,882,381
Proceeds from sale of investment		450,000	450,000		450,000	450,000
Funds in respect of employee rights upon retirement	(154)	(1,061)	(3,620)	(3,275)	(6,895)	(7,049)
Lease deposits				2,407	(7,509)	(7,509)
Total net cash provided by (used in) investing activities	454,227	448,939	1,768,898	(1,703,430)	(165,751)	(288,476)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants - net of issuance expenses	1,458,436		3,488,942	3,694,212	15,144,635	16,603,071
Receipts on account of shares issuances					6,061	6,061
Proceeds from convertible notes					275,000	275,000
Proceeds from short term note payable					120,000	120,000
Payments of short term note payable					(120,000)	(120,000)
Shareholder advances					66,243	66,243
Net cash provided by financing activities	1,458,436		3,488,942	3,694,212	15,491,939	16,950,375
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(19,502)	17,381	(38,857)	28,789	(10,068)	(29,570)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			2,917,375	313,727	4,430,740
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	4,430,740	1,513,365	1,513,365
CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,531,075		4,430,740	1,513,365	4,430,740	5,531,075
Material non cash investing and financing activities:
Discount on convertible note related to beneficial conversion feature					108,000	108,000
Shares and warrants issued for offering costs				76,026	77,779	77,779
Contribution to paid in capital					18,991	18,991
Exchange of warrants	917,809					917,809
Shares and warrants issued for marketable securities	$ 628,630					$ 628,630